Capital Commitments - Additional information (Details) - GBP (£)	Mar. 31, 2022	Dec. 31, 2021	Oct. 05, 2021
Disclosure of attribution of expenses by nature to their function [line items]
Commitment costs incurred	£ 1,866,000	£ 793,000
Commitments outstanding	8,340,000
Gates Foundation
Disclosure of attribution of expenses by nature to their function [line items]
Commitment			£ 70,000,000
Commitments outstanding	£ 51,501,930	£ 51,069,230